Financial Instruments - Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 660,999
Impairment loss allowance	(3,318)	¥ (8,819)
Net carrying amount	¥ 657,681
Weighted average loss rate (%)	0.50%
Current
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 613,062
Impairment loss allowance	(2,350)
Net carrying amount	¥ 610,712
Weighted average loss rate (%)	0.40%
Within 30 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 17,244
Impairment loss allowance	(27)
Net carrying amount	¥ 17,217
Weighted average loss rate (%)	0.20%
Over 30 Days but within 60 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 7,441
Impairment loss allowance	(24)
Net carrying amount	¥ 7,417
Weighted average loss rate (%)	0.30%
Over 60 Days but within 90 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 5,968
Impairment loss allowance	(99)
Net carrying amount	¥ 5,869
Weighted average loss rate (%)	1.70%
Over 90 Days but within One Year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 14,336
Impairment loss allowance	(477)
Net carrying amount	¥ 13,859
Weighted average loss rate (%)	3.30%
Over One Year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 2,948
Impairment loss allowance	(341)
Net carrying amount	¥ 2,607
Weighted average loss rate (%)	11.60%
Financial assets past due but not impaired
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		16,222
Financial assets past due but not impaired | Within 30 Days
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		6,453
Financial assets past due but not impaired | Over 30 Days but within 60 Days
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		2,243
Financial assets past due but not impaired | Over 60 Days but within 90 Days
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		782
Financial assets past due but not impaired | Over 90 Days but within One Year
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		5,042
Financial assets past due but not impaired | Over One Year
Disclosure of maturity analysis of assets [Line Items]
Net carrying amount		¥ 1,702